UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California         November 10, 2009
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   44

FORM 13F INFORMATION TABLE VALUE TOTAL:   $301,290,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                          FORM 13F-HR INFORMATION TABLE
                         AS OF DATE: SEPTEMBER 30, 2009

                                                              Value    Shares/    Sh/  Put/  Invstmnt  Other     Voting Authority
Name of Issuer                  Title of Class      Cusip    (x$1000)  Prn Amt    Prn  Call  Dscretn   Mngrs     Sole   Shared  None
--------------                  --------------      -----    --------  -------    ---  ----  -------   -----     ----   ------  ----
ALLIANCE HEALTHCARE SRVCS IN          COM         018606202   7,283   1,286,823   SH         SOLE             1,286,823
APPLE INC                             COM         037833100   1,487       8,025   SH         SOLE                 8,025
ATLAS AMERICA, INC                    COM         049167109   1,980      73,159   SH         SOLE                73,159
BROADRIDGE FINL SOLUTIONS IN          COM         11133T103   7,821     389,102   SH         SOLE               389,102
CAI INTERNATIONAL INC                 COM         12477X106  11,105   1,506,823   SH         SOLE             1,506,823
CEPHALON INC                        NOTE 6/1      156708AL3   7,199   6,500,000   PRN        SOLE             6,500,000
CLARIENT INC                          COM         180489106   1,217     289,138   SH         SOLE               289,138
COGENT COMM GROUP INC                 PUT         19239V302      15       1,500   SH   PUT   SOLE                 1,500
COGENT COMM GROUP INC             NOTE 1% 6/1     19239VAB0  17,728  27,700,000   PRN        SOLE            27,700,000
COMCAST CORP NEW                      COM         20030N200   4,773     296,832   SH         SOLE               296,832
DST SYS INC                         DBCV 8/1      233326AD9   3,342   3,206,000   PRN        SOLE             3,206,000
DOLLAR FINL CORP                NOTE 2.875% 6/3   256664AB9   9,830  12,025,000   PRN        SOLE            12,025,000
EARTHLINK INC                         COM         270321102   2,522     299,829   SH         SOLE               299,829
ENCORE CAP GROUP INC            NOTE 3.375% 9/1   292554AB8   6,858   7,325,000   PRN        SOLE             7,325,000
EPICOR SOFTWARE CORP            NOTE 2.375% 5/1   29426LAA6   8,314  10,348,000   PRN        SOLE            10,348,000
EXTERRAN HLDGS INC                  4.25% 6/1     30225XAA1   2,490   2,000,000   PRN        SOLE             2,000,000
EZCORP INC                        CL A NON VTG    302301106  10,840     793,528   SH         SOLE               793,528
FLUOR CORP NEW                  NOTE 1.500% 2/1   343412AA0   5,205   2,850,000   PRN        SOLE             2,850,000
GLOBAL BRANDS ACQUISITION CO          COM         378982102   3,454     349,550   SH         SOLE               349,550
HEARTLAND PMT SYS INC                 COM         42235N108   1,588     109,425   SH         SOLE               109,425
HILLENBRAND INC                       COM         431571108   2,391     117,394   SH         SOLE               117,394
INVERNESS MED INNOVATIONS IN     PFD CONV SER B   46126P304  26,723     102,586   SH         SOLE               102,586
JAMBA INC                             COM         47023A101     898     483,000   SH         SOLE               483,000
JARDEN CORP                           COM         471109108   4,800     171,000   SH         SOLE               171,000
KENDLE INTERNATIONAL INC              COM         48880L107   3,596     215,049   SH         SOLE               215,049
KENDLE INTERNATIONAL INC        NOTE 3.375% 7/1   48880LAA5   7,854   8,900,000   PRN        SOLE             8,900,000
MDS INC                               COM         55269P302   9,763   1,192,113   SH         SOLE             1,192,113
MI DEVELOPMENTS INC                   COM         55304X104   2,966     220,540   SH         SOLE               220,540
MACQUARIE INFRASTR CO LLC        MEMBERSHIP INT   55608B105   3,909     433,800   SH         SOLE               433,800
MAXIMUS INC                           COM         577933104   2,167      46,500   SH         SOLE                46,500
MENTOR GRAPHICS CORP            SDCV 6.250% 3/0   587200AF3   3,639   3,770,000   PRN        SOLE             3,770,000
PAIN THERAPEUTICS INC                 COM         69562K100   9,600   1,897,294   SH         SOLE             1,897,294
REGIS CORM MINN                 NOTE 5.000% 7/1   758932AA5  11,090   9,000,000   PRN        SOLE             9,000,000
SP ACQUISITION HOLDINGS INC           COM         78470A104   4,372     451,700   SH         SOLE               451,700
SAVVIS INC                        NOTE 3% 5/1     805423AA8   9,380  11,000,000   PRN        SOLE            11,000,000
SCHOOL SPECIALTY INC                  COM         807863105   2,320      97,814   SH         SOLE                97,814
SOLERA HOLDINGS INC                   COM         83421A104   1,421      45,677   SH         SOLE                45,677
SPORTS PPTYS ACQUISITION COR          COM         84920F107   5,065     514,700   SH         SOLE               514,700
TREX INC                        NOTE 6.000% 7/0   89531PAA3   4,431   4,200,000   PRN        SOLE             4,200,000
TRIPLECROWN ACQUISITION CORP          COM         89677G109   3,455     356,200   SH         SOLE               356,200
VERIFONE HLDGS INC              NOTE 1.3750% 6/1  92342YAB5   4,716   5,500,000   PRN        SOLE             5,500,000
WORLD ACCEP CORPORATION         NOTE 3.000% 10/0  981417AB4     998   1,150,000   PRN        SOLE             1,150,000
WYETH                                 COM         983024100  41,444     853,093   SH         SOLE               853,093
MAIDEN HOLDINGS LTD                   COM         G5753U112  19,242   2,646,670   SH         SOLE             2,646,670